S000001469 [Member] Investment Strategy - BATS: Corporate Credit Total Return Series	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its total assets in corporate fixed-income instruments and derivatives that provide investment exposure to such instruments or to one or more market risk factors associated with such instruments. The corporate fixed-income instruments in which the Fund may invest include, but are not limited to, corporate bonds, notes and debentures of U.S. and non‑U.S. issuers.
The Fund may also purchase asset-backed securities; commercial and residential mortgage-backed securities; obligations of non‑U.S. governments and supra-national organizations, such as the International Bank for Reconstruction and Development (the “World Bank”), which are chartered to promote economic development; collateralized mortgage obligations; U.S. Treasury and agency securities; cash equivalent investments; and when-issued and delayed delivery securities. Depending on market conditions, the Fund may invest in other market sectors. The Fund may also enter into repurchase agreements and reverse repurchase agreements and purchase restricted securities.
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.